Unaudited Interim Condensed Consolidated Statements of Income		6 Months Ended
		Jun. 30, 2026 MYR (RM) RM / shares shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 MYR (RM) RM / shares shares
Revenue		RM 12,777,311	$ 3,130,159		RM 13,944,813
Cost of revenue		(11,300,000)	(2,768,251)		(11,632,233)
Gross profit		1,477,311	361,909		2,312,580
General and administrative expenses		(4,180,890)	(1,024,226)		(357,370)
Interest expenses		(10,909)	(2,672)		(12,667)
Reversal of allowance/(allowance) expected credit losses		(1,409,106)	(345,200)		982,000
Income/(loss) from operations		(4,123,594)	(1,010,189)		2,924,543
Other income/(expenses)
Fair value (loss)/gain on marketable securities		1,063,898	260,631		(512,903)
Dividend income					11,223
Interest income		203	50		46,333
Total other (expense)/income, net		1,064,101	260,681		(455,347)
Income/(Loss) before income tax		(3,059,493)	(749,508)		2,469,196
Income tax expense		(2,774,576)	(679,710)		(589,914)
Net income/(loss)		(5,834,069)	(1,429,218)		1,879,282
Net income/(loss) and total comprehensive income attributable to:
Equity holders of the Company		(5,834,069)	(1,429,218)		1,879,286
Non-controlling interest					(4)
Total		RM (5,834,069)	$ (1,429,218)		RM 1,879,282
Weighted average number of ordinary shares basic (in Shares)	[1]	1,015,516	1,015,516		500,000
Weighted average number of ordinary shares diluted (in Shares)	[1]	1,015,516	1,015,516		500,000
Earnings/(Loss)/ per share attributable to ordinary shareholders, basic | (per share)		RM (5.74)	$ (1.41)	[1]	RM 3.76	[1]
Earnings/(Loss)/ per share attributable to ordinary shareholders, diluted | (per share)	[1]	RM (5.74)	$ (1.41)		RM 3.76

[1]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12 and Note 18.